Fair value gain (loss) on embedded derivatives (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Embedded derivatives [Abstract]
Embedded derivative liability	$ 6,623,000
Embedded derivative liability, beginning of year		$ 20,768,000	$ 0
Gains on change in fair value of derivatives	$ 14,145,000
Conversion price (in dollars per share)	$ 8.00